UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑06221
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Brandywine Blue Fund, Inc.
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(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
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(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE 19807
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(Name and address of agent for service)

(302) 656‑3017
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2009
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Item 1. Schedule of Investments.

Brandywine Blue Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Shares or Principal Amount		Value

Common Stocks‑96.8% (A)

CONSUMER DISCRETIONARY
Apparel Retail‑4.0%
3,089,400	The TJX Companies, Inc.	$97,192,524

Automotive Retail‑2.7%
431,500	AutoZone, Inc.*	65,203,965

Broadcasting‑1.3%
1,442,900	Discovery Communications, Inc.*	32,537,395

Cable & Satellite‑4.5%
7,591,100	Comcast Corp.	109,995,039

Education Services‑2.8%
968,700	Apollo Group, Inc.*	68,893,944

Restaurants‑4.3%
1,846,300	McDonald's Corp.	106,143,787
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Discretionary	479,966,654

CONSUMER STAPLES
Drug Retail‑0.9%
733,800	Walgreen Co.	21,573,720

Food Retail‑3.6%
3,963,700	Kroger Co.	87,399,585

Hypermarkets & Super Centers‑2.5%
1,239,300	Wal‑Mart Stores, Inc.	60,031,692
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Staples	169,004,997

ENERGY
Oil & Gas Exploration & Production‑2.0%
1,268,200	Ultra Petroleum Corp.*	49,459,800

Oil & Gas Storage & Transportation‑2.6%
4,144,800	The Williams Companies, Inc.	64,700,328
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Energy	114,160,128

FINANCIALS
Asset Management & Custody Banks‑2.2%
2,963,300	Invesco Ltd.	52,806,006

Investment Banking & Brokerage‑2.5%
419,400	The Goldman Sachs Group, Inc.	61,836,336

Thrifts & Mortgage Finance‑2.5%
4,658,600	Hudson City Bancorp, Inc.	61,912,794
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Financials	176,555,136

HEALTH CARE
Biotechnology‑6.3%
1,418,000	Celgene Corp.*	67,837,120
1,825,800	Gilead Sciences, Inc.*	85,520,472

Health Care Equipment‑4.0%
1,838,800	Baxter International Inc.	97,382,848

Health Care Services‑3.1%
1,089,900	Express Scripts, Inc.*	74,930,625

Life Sciences Tools & Services‑2.6%
1,538,600	Thermo Fisher Scientific, Inc.*	62,728,722

Pharmaceuticals‑5.4%
2,674,300	Teva Pharmaceutical Industries Ltd. SP‑ADR	131,949,962
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Health Care	520,349,749

INDUSTRIALS
Aerospace & Defense‑2.7%
1,471,100	ITT Corp.	65,463,950

Construction & Engineering‑2.4%
1,149,400	Fluor Corp.	58,952,726
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Industrials	124,416,676

INFORMATION TECHNOLOGY
Computer Hardware‑3.2%
2,007,500	Hewlett‑Packard Co.	77,589,875

Data Processing & Outsourced Services‑4.9%
1,542,200	Fiserv, Inc.*	70,478,540
804,800	Visa Inc.	50,106,848

Electronic Components‑2.6%
3,938,300	Corning Inc.	63,249,098

Home Entertainment Software‑2.6%
4,941,600	Activision Blizzard, Inc.*	62,412,408

IT Consulting & Other Services‑3.0%
3,910,000	SAIC, Inc.*	72,530,500

Internet Software & Services‑5.8%
142,900	Google Inc.*	60,245,211
5,213,700	Yahoo! Inc.*	81,646,542

Semiconductors‑2.4%
2,405,300	Broadcom Corp.*	59,627,387

Systems Software‑5.1%
3,097,300	Microsoft Corp.	73,622,821
3,275,000	Symantec Corp.*	50,959,000
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	Total Information Technology	722,468,230

MATERIALS
Steel‑2.3%
1,263,500	Nucor Corp.	56,137,305
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	Total Materials	56,137,305

		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $2,282,910,054)	2,363,058,875

Short‑Term Investments‑0.5% (A)

Commercial Paper‑0.5%
$11,700,000	HSBC Finance Corp., due 7/01/09,
	discount of 0.15%	11,700,000
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total commercial paper
	(Cost $11,700,000)	11,700,000

Variable Rate Demand Note‑0.0%
1,809,012	American Family Financial Services, 0.10%	1,809,012
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	Total variable rate demand note
	(Cost $1,809,012)	1,809,012
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	Total short‑term investments
	(Cost $13,509,012)	13,509,012
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	Total investments‑97.3%
	(Cost $2,296,419,066)	2,376,567,887
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	Cash and receivables, less
	liabilities‑2.7% (A)	65,151,354
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	TOTAL NET ASSETS‑100.0%	$2,441,719,241
=================

* Non-dividend paying security.

(A) Percentages for the various classifications relate to net assets.

SP‑ADR‑Sponsored American Depositary Receipts

As of June 30, 2009, investment cost for federal tax purposes was $2,322,517,858 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$140,337,366
Aggregate gross unrealized depreciation	(86,287,337)
Net unrealized appreciation	$54,050,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
June 30, 2009
(Unaudited)

Shares or Principal Amount		Value

Common Stocks‑96.4% (A)

CONSUMER DISCRETIONARY
Apparel Retail‑3.4%
144,400	The TJX Companies, Inc.	$4,542,824

Automotive Retail‑10.8%
108,600	Advance Auto Parts, Inc.	4,505,814
23,500	AutoZone, Inc.*	3,551,085
173,100	O'Reilly Automotive, Inc.*	6,591,648

Broadcasting‑1.2%
71,200	Discovery Communications, Inc.*	1,605,560

Education Services‑5.4%
39,600	Apollo Group, Inc.*	2,816,352
44,500	ITT Educational Services, Inc.*	4,479,370

General Merchandise Stores‑3.9%
125,900	Dollar Tree, Inc.*	5,300,390
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Discretionary	33,393,043

CONSUMER STAPLES
Household Products‑5.0%
123,400	Church & Dwight Co., Inc.	6,701,854

Packaged Foods & Meats‑5.1%
113,800	Ralcorp Holdings, Inc.*	6,932,696
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Staples	13,634,550

ENERGY
Oil & Gas Exploration & Production‑2.4%
31,700	Concho Resources Inc.*	909,473
34,400	EXCO Resources, Inc.*	444,448
49,700	Ultra Petroleum Corp.*	1,938,300

Oil & Gas Storage & Transportation‑2.6%
225,000	The Williams Companies, Inc.	3,512,250
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Energy	6,804,471

FINANCIALS
Asset Management & Custody Banks‑2.1%
140,700	Invesco Ltd.	2,507,274
20,600	SEI Investments Co.	371,624

Reinsurance‑4.6%
85,800	Everest Re Group, Ltd.	6,140,706

Thrifts & Mortgage Finance‑2.4%
242,900	Hudson City Bancorp, Inc.	3,228,141
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Financials	12,247,745

HEALTH CARE
Biotechnology‑3.2%
76,400	Cephalon, Inc.*	4,328,060

Health Care Services‑2.4%
46,100	Express Scripts, Inc.*	3,169,375

Life Sciences Tools & Services‑5.8%
61,400	Covance Inc.*	3,020,880
116,500	Life Technologies Corp.*	4,860,380
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Health Care	15,378,695

INDUSTRIALS
Aerospace & Defense‑1.9%
58,600	ITT Corp.	2,607,700

Construction & Engineering‑1.3%
35,100	Fluor Corp.	1,800,279

Industrial Conglomerates‑2.8%
186,100	McDermott International, Inc.*	3,779,691

Research & Consulting Services‑3.3%
89,000	FTI Consulting, Inc.*	4,514,080

Trucking‑1.5%
66,900	J.B. Hunt Transport Services, Inc.	2,042,457
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Industrials	14,744,207

INFORMATION TECHNOLOGY
Application Software‑2.6%
292,000	Nuance Communications, Inc.*	3,530,280

Computer Storage & Peripherals‑2.1%
272,500	Seagate Technology	2,850,350

Data Processing & Outsourced Services‑7.1%
131,900	Affiliated Computer Services, Inc.*	5,858,998
80,100	Fiserv, Inc.*	3,660,570

IT Consulting & Other Services‑0.9%
67,800	SAIC, Inc.*	1,257,690

Semiconductors‑5.9%
102,400	Broadcom Corp.*	2,538,496
430,500	LSI Corp.*	1,963,080
221,300	Maxim Integrated Products, Inc.	3,472,197
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Information Technology	25,131,661

MATERIALS
Metal & Glass Containers‑4.0%
223,500	Crown Holdings, Inc.*	5,395,290

Steel‑2.7%
2,900	Sims Metal Management Ltd. SP‑ADR	59,798
244,600	Steel Dynamics, Inc.	3,602,958
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Materials	9,058,046

		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $124,376,792)	130,392,418

Short‑Term Investments‑1.6% (A)
Variable Rate Demand Note‑1.6%
$2,126,105	American Family Financial Services, 0.10%	2,126,105
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total variable rate demand note
	(Cost $2,126,105)	2,126,105
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	Total short‑term investments
	(Cost $2,126,105)	2,126,105
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	Total investments‑98.0%
	(Cost $126,502,897)	132,518,523
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	Cash and receivables, less
	liabilities‑2.0% (A)	2,759,433
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	TOTAL NET ASSETS‑100.0%	$135,277,956
		=================

* Non‑dividend paying security.

(A) Percentages for the various classifications relate to net assets.

SP‑ADR‑Sponsored American Depositary Receipts

As of June 30, 2009, investment cost for federal tax purposes was $126,704,032 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$9,722,204
Aggregate gross unrealized depreciation	(3,907,713)
Net unrealized appreciation	$5,814,491

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandywine Blue Fund, Inc.
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By (Signature and Title) /s/ William F. D’Alonzo
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William F. D’Alonzo, President

Date 8/25/09
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ William F. D’Alonzo
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William F. D’Alonzo, President

Date 8/25/09
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By (Signature and Title) /s/ Lynda J. Campbell
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Lynda J. Campbell, Treasurer

Date 8/25/09
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